Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net Loss	$ (24,621)	$ (10,693)	$ (35,401)	$ (20,914)	$ (6,184)
Share-based compensation	15,274	1,623	3,657	3,269	306
Issuance of restricted shares to investors	610
Depreciation and amortization	2,274	111	2,273	225	290
Decrease / (Increase) in other receivables	699	246	140	2,938	(2,936)
Impairment of intangible assets			2,197
Impairment of goodwill			6,813
Decrease / (Increase) in trade payables	(549)	1,155	(2,780)	2,074	2,217
Decrease / (Increase) in other payables	(375)	1,238	1,761	(235)	114
Increase in other liabilities				19	17
Revaluation of financial liabilities at fair value	(1,516)	(949)	1,890	1,496	387
Interest expenses / (income) and revaluation of convertible notes	2,277	1,871	6,818	3,899	51
Interest expenses due to short term loan	1,315
Financial expenses due to bridge loans principal amounts	23	(53)	435
Interest on leases	18	32
Remeasurement of investment in associated company				(22,164)
Provision of borrowing to related parties					621
Share in (earnings) losses of associated companies, net				101	(106)
Issuance of ordinary shares due to underwriter’s fee		238	238	11
Issuance cost due to inducement		185
Issuance of warrants to the placement agent	426
Issuance cost due to inducement Alpha warrant B’s exercise price			184
Issuance of ordinary shares due to commitment fee		460	460
SPAC transaction - listing costs				16,802
Net cash flow used in operating activities	(4,145)	(4,536)	(11,314)	(12,479)	(5,223)
Cash flows from investing activities:
Purchase of property, plant and equipment		(166)	(21)	(60)	(152)
Capitalized development cost			(169)	(976)	(975)
Net cash flow used in investing activities		(166)	(190)	(1,036)	(1,127)
Cash flows from financing activities:
Payments of borrowings to related parties					(172)
Payment of lease liabilities	(41)	(40)	(80)	(42)	(55)
Repayment of bridge loans	(250)	(30)	(34)	(30)
Proceeds from the issuance of Alpha new Note, warrants and derivative financial liability		2,025
Proceeds from (repayment of) Pre-Paid Advance		(423)
Proceeds from the issuance of shares and warrants		2,698
Exercise of warrants into ordinary shares		35
Overdraft		21
Repayment of short-term loan	(200)
Repayment of convertible notes	(246)
Repayment of pre-paid advances/Advance payment for equity, net			(423)	2,679
Proceeds from issuance of ordinary shares and pre-funded warrants			6,945	2,630	182
Exercise of warrants and pre-funded warrants into ordinary shares			2,399	642
Proceeds from issuance of convertible notes and security	3,426	350	3,303	2,606	581
Proceeds from short term loan			1,000
Proceeds from issuance of bridge loans and warrants				550	3,310
Issuance of shares in the SPAC transaction, net				2,919
Net cash flow from financing activities	2,689	4,636	13,110	11,954	3,846
Increase (decrease) in cash and cash equivalents	(1,456)	(66)	1,606	(1,561)	(2,504)
Cash and cash equivalents at beginning of period	2,343	168	168	1,398	4,171
Exchange rate differences on cash and cash equivalent	(137)	(102)	569	331	(269)
Cash and cash equivalents at end of period	750		2,343	168	1,398
Appendix A – Non-Cash transactions during the period:
Conversion of financial liability into ordinary shares		597	645	5,330
Conversion of warrants into ordinary shares
Conversion of bridge loans and derivative financial liability into ordinary shares and warrants		128	128	5,192
Exercise of warrants into ordinary shares		458
Conversion of convertible notes into ordinary shares	3,204	2,346
Issuance cost due to inducement Alpha warrants B’s exercise price		107
Issuance of warrants to the placement agent – issuance expenses against additional paid in capital	$ (698)
Conversion of convertible notes and warrants into ordinary shares			8,530	175
Exercise of cashless options into ordinary shares			314	2,925
Exercise of warrants and pre-funded warrants into ordinary shares			4,824	1,008
Issuance cost			152
Other current receivable in connection to exercise of Series A Common Warrant			1,510
Remeasurement of investment in associated company				$ (22,164)